BRIDGE BUILDER TRUST

Bridge Builder Small/Mid Cap Value Fund (the “Fund”)

Supplement dated September 21, 2026

to the Summary Prospectus dated October 27, 2025,

as amended and restated May 1, 2026 and as supplemented, and the

Prospectus dated October 27, 2025, as supplemented

This supplement provides new and additional information beyond that contained in the

Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus.

At a meeting held on August 19-20, 2026, the Board of Trustees of Bridge Builder Trust (the “Trust”), upon the recommendation of Olive Street Investment Advisers, LLC, approved certain changes to the Fund, including (i) a change to the Fund’s name to “Bridge Builder Small Cap Fund,” (ii) changes to the Fund’s principal investment strategy pursuant to which the Fund will invest primarily in small-capitalization companies and no longer invest primarily in both small- and mid-capitalization companies or follow a value-oriented investment style, and (iii) a new 80% investment policy to invest in securities of small-capitalization companies (collectively, the “Repositioning”). The Trust provided shareholders with notice of the Repositioning, including advance notice of the new 80% investment policy pursuant to Rule 35d-1 under the Investment Company Act of 1940, in a supplement dated August 24, 2026 (the “August Supplement”). The Repositioning is expected to be completed by October 28, 2026.

In connection with the Repositioning, the Board also approved the appointment of certain new sub-advisers and the termination of certain existing sub-advisory agreements, as previously disclosed in the August Supplement. The Fund is now beginning to implement changes in connection with the Repositioning on a phased basis.

The changes described in this supplement are expected to be implemented in accordance with the approximate dates set forth below:

•

Effective on or about September 18, 2026, Diamond Hill Capital Management, Inc. (“Diamond Hill”) will no longer serve as a subadviser to the Fund. Accordingly, the revisions described below relating to Diamond Hill will become effective on or about September 18, 2026.

•

Effective on or about September 25, 2026, LSV Asset Management (“LSV”) and Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) will no longer serve as subadvisers to each of their respective allocated portions of the Fund.

Effective on or about the same date, Eagle Asset Management, Inc. (“Eagle”), Federated MDTA LLC (“Federated MDT”) and Stephens Investment Management Group, LLC (“SIMG”) will each begin serving as a subadviser to an allocated portion of the Fund. Accordingly, the revisions described below relating to LSV, Vaughan Nelson, Eagle, Federated MDT and SIMG will become effective on or about September 25, 2026.

•

Effective on or about October 2, 2026, Boston Partners Global Investors, Inc. (“Boston Partners”) will no longer serve as a subadviser to the Fund. Accordingly, the revisions below relating to Boston Partners will become effective on or about October 2, 2026.

American Century Investment Management, Inc., Massachusetts Financial Services Company (d/b/a MFS Investment Management), Russell Investment Management, LLC and Silvercrest Asset Management Group LLC will continue to serve as subadvisers to the Fund.

Accordingly, the Summary Prospectus and Prospectus are hereby supplemented and revised as follows:

1.	All references and information related to Diamond Hill, LSV, Vaughan Nelson and Boston Partners, with respect to the Fund, are hereby deleted in their entirety.

2.

The fifth paragraph under the sub-section of the Prospectus entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Value Fund” and the fifth paragraph under the corresponding sub-section of the Summary Prospectus are hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub-adviser. The Adviser allocates Fund assets for each investment strategy to the following Sub-advisers: American Century Investment Management, Inc. (“American Century”), Eagle Asset Management, Inc. (“Eagle”), Federated MDTA LLC (“Federated MDT”), Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”), Russell Investment Management, LLC (“RIM”), Silvercrest Asset Management Group LLC (“Silvercrest”) and Stephens Investment Management Group, LLC (“SIMG”). The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub-adviser. Below is a summary of each Sub-adviser’s principal investment strategies.

3.

The following paragraphs are hereby added to the sub-section of the Prospectus entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Value Fund” and to the corresponding sub-section of the Summary Prospectus:

Eagle’s Principal Investment Strategies

During normal market conditions, Eagle primarily invests in the equity securities of small capitalization companies. When making investment decisions, Eagle generally focuses on investing in the securities of small capitalization companies that demonstrate growth potential at a price that does not appear to reflect the company’s true underlying value. Eagle uses a three-pronged investment philosophy when evaluating potential additions to the portfolio – quality, valuation, and balance. Eagle seeks quality by investing in companies with superior cash-flow generation, management teams with a successful record of business strategy execution, sustainable growth, and a defensive business model. It seeks attractive valuation using market fluctuations as opportunistic entry points. Finally, it attempts to balance the allocated portion of the Fund’s portfolio through sector-weight policies that provide diversification across major economic sectors.

Federated MDT’s Principal Investment Strategies

Federated MDT primarily invests in the common stock of small U.S. companies. Federated MDT utilizes a small capitalization growth approach by selecting most of its investments from companies listed in the Russell 2000® Growth Index. Federated MDT’s investments may include, but are not limited to, equity securities of domestic issuers and REITs. As Federated MDT’s sector exposure approximates the Russell 2000® Growth Index, their allocated portion of the Fund may, from time to time, have larger allocations to certain broad market sectors, such as healthcare, technology and industrials. Federated MDT implements its strategy using a quantitative model driven by fundamental and technical stock selection variables. This process seeks to impose strict discipline over stock selection, unimpeded by market or manager psychology. It seeks to maximize compound annual return while controlling risk. The process also takes into account trading costs in an effort to ensure that trades are generated only to the extent they are expected to be profitable on an after-trading cost basis. Additionally, risk is controlled through diversification constraints which limit exposure to individual companies as well as groups of correlated companies. Federated MDT actively trades its portfolio securities as part of implementing its investment strategy.

SIMG’s Principal Investment Strategies

SIMG evaluates and selects securities of small capitalization companies. SIMG primarily invests in the common stock of U.S. companies, although ADRs can be purchased from time-to-time. When making its investment decisions, SIMG employs a disciplined, bottom-up investment selection process that combines rigorous fundamental analysis with quantitative screening in an effort to identify companies that exhibit potential for superior earnings growth that is unrecognized by the markets. SIMG has two screens—one for core growth stocks and one for catalyst stocks. Core growth stocks have strong growth franchises, recurring revenue, and above-average growth rates; catalyst stocks, in comparison, are experiencing change that could lead to accelerated earnings growth.

4.

The following tables are hereby added to the sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Value Fund” and to the corresponding sub-section of the Summary Prospectus:

Eagle
Portfolio Managers	Position with Eagle	Length of Service to the Fund
Matt McGeary, CFA	Portfolio Manager	Since September 2026

E.G. Woods, CFA	Portfolio Manager	Since September 2026

Jason Wulff, CFA	Portfolio Manager	Since September 2026

Matthew Spitznagle, CFA	Portfolio Manager	Since September 2026

Federated MDT
Portfolio Managers	Position with Federated MDT	Length of Service to the Fund
Daniel J. Mahr, CFA	Head of Federated MDT and Portfolio Manager	Since September 2026
Damien Zhang, CFA	Head of Federated MDT Research and Portfolio Manager	Since September 2026
Frederick L. Konopka, CFA	Trading Manager and Portfolio Manager	Since September 2026
John Paul Lewicke	Research Manager and Portfolio Manager	Since September 2026

SIMG
Portfolio Managers	Position with SIMG	Length of Service to the Fund
Ryan Crane, CFA	Chief Investment Officer	Since September 2026

5.

The last paragraph under the sub-section of the Prospectus entitled “Bridge Builder Small/Mid Cap Value Fund – Principal Investment Strategies” under the section entitled “Additional Information Regarding the Funds’ Investment Objectives and Strategies” is hereby deleted and replaced with the following:

The Adviser allocates assets of the Fund to the following Sub-advisers: American Century, Eagle, Federated MDT, MFS, RIM, Silvercrest and SIMG. The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board with respect to the hiring, termination or replacement of a Sub-adviser. Below is a summary of each Sub-adviser’s principal investment strategies.

6.

The following paragraphs are hereby added to the sub-section of the Prospectus entitled “Bridge Builder Small/Mid Cap Value Fund – Principal Investment Strategies” under the section entitled “Additional Information Regarding the Funds’ Investment Objectives and Strategies”:

Eagle’s Principal Investment Strategies

During normal market conditions, Eagle primarily invests in the equity securities of small capitalization companies. When making investment decisions, Eagle generally focuses on investing in the securities of small capitalization companies that demonstrate growth potential at a price that does not appear to reflect the company’s true underlying value.

Eagle uses a three-pronged investment philosophy when evaluating potential additions to the portfolio – quality, valuation, and balance. Eagle seeks quality by investing in companies with superior cash-flow generation, management teams with a successful record of business strategy execution, sustainable growth, and a defensive business model. It seeks attractive valuation using market fluctuations as opportunistic entry points. Finally, Eagle attempts to balance the portfolio through sector-weight policies that provide diversification across major economic sectors.

Federated MDT’s Principal Investment Strategies

Federated MDT primarily invests in the common stock of small U.S. companies and may also invest in REITs. Federated MDT seeks to maximize compound annual return while controlling risk. Individual stocks are selected based upon a proprietary quantitative model that is designed to facilitate an objective, disciplined, quantitative analysis of every stock in the relevant investment universe.

Federated MDT’s quantitative model constructs the portfolio by considering fundamental and technical measures, analyzing expected trading costs and employing risk controls to promote diversification. The process also takes into account trading costs in an effort to ensure that trades are generated only to the extent they are expected to be profitable on an after-trading cost basis. Additionally, risk is controlled through diversification constraints which limit exposure to individual companies as well as groups of correlated companies. Federated MDT reviews the proposed trades produced by the process in an effort to ensure that they are based on accurate and current information. If a proposed trade is deemed to be based on inaccurate or stale information, the trade decision is deferred until the model incorporates timely and accurate information.

Federated MDT may sell securities for reasons including, but not limited to: (i) identification of deteriorating stock selection factors; (ii) identification of replacement securities with higher perceived value; and (iii) compliance with the Fund’s investment objectives, strategy, limitations and other parameters. Federated MDT selects most of its investments from companies listed in the Russell 2000® Growth Index. Because Federated MDT primarily invests in companies that are defined by reference to the Russell 2000® Growth Index, the market capitalization of companies in which Federated MDT may invest will vary with market conditions. As Federated MDT’s allocated portion of the Fund’s sector exposure approximates the Russell 2000® Growth Index, Federated MDT’s allocated portion of the Fund may, from time to time, have larger allocations to certain broad market sectors, such as healthcare, technology and industrials. Federated MDT actively trades its portfolio securities as part of implementing its investment strategy.

SIMG’s Principal Investment Strategies

SIMG evaluates and selects securities of small capitalization companies. SIMG primarily invests in the common stock of U.S. companies, although ADRs can be purchased from time-to-time. SIMG believes that securities of small capitalization companies have the opportunity to appreciate more quickly than larger capitalization companies due to greater market inefficiencies. SIMG attributes these inefficiencies primarily to lower levels of research coverage in this area of the market.

SIMG believes that earnings growth drives stock performance. SIMG uses a disciplined, bottom-up investment selection process that combines both fundamental analysis and the use of proprietary quantitative tools and screens to identify companies that exhibit potential for superior earnings growth that is unrecognized by the markets. SIMG has two screens—one for core growth stocks and one for catalyst stocks. Core growth stocks have strong growth franchises, recurring revenue, and above-average growth rates; catalyst stocks, in comparison, are experiencing change that could lead to accelerated earnings growth. There are common elements in both types of stocks, such as higher forward growth rates, above-median price/earnings ratios, higher return on equity, and positive earnings revisions.

7.	The following disclosure is hereby added in the sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers” under the section entitled “Management of the Funds”:

A discussion regarding the Board’s considerations in connection with the approval of the Sub-advisory Agreements with Eagle, Federated MDT and SIMG, with respect to the Fund, will be available in the Funds’ reports filed on Form N-CSRS, which will cover the period from July 1, 2026 to December 31, 2026.

8.

The following disclosures are hereby added to the sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers – Small/Mid Cap Value Fund” under the section entitled “Management of the Funds”:

Eagle

Eagle, 880 Carillon Parkway, St. Petersburg, Florida 33716, serves as a Sub-adviser to the Small/Mid Cap Value Fund under a sub-advisory agreement with the Adviser on behalf of the Small/Mid

Cap Value Fund. Eagle is registered as an investment adviser with the SEC and was founded in 1984. As of June 30, 2026, Eagle had assets under management of approximately $33.19 billion.

Portfolio Managers:

Matt McGeary, CFA, E.G. Woods, CFA, Jason Wulff, CFA, and Matthew Spitznagle, CFA, have been portfolio managers of the Fund since September 2026.

Mr. McGeary has been a Portfolio Manager with Eagle since 2012. He was a Portfolio Manager at Sentinel Investments from 2011 to 2012.

Mr. Woods has been a Portfolio Manager with Eagle since 2020. He was a Portfolio Manager at Taylor, Cottril, Erickson & Associates from 2018-2019 and a Senior Equity Analyst at Sentinel Investments from 2013-2018.

Mr. Wulff has been a Portfolio Manager with Eagle since 2015. He was a Portfolio Manager at Sentinel Investments from 2007-2015.

Mr. Spitznagle has been a Portfolio Manager with Eagle since 2012. He was a Portfolio Manager with Sentinel Investments from 2005-2012.

Federated MDT

Federated MDT, 125 High Street, Oliver Street Tower, 21st Floor, Boston, MA 02110, serves as a Sub-adviser to the Small/Mid Cap Value Fund under a sub-advisory agreement with the Adviser on behalf of the Small/Mid Cap Value Fund. Federated MDT is registered as an investment adviser with the SEC and was founded in 1997. As of December 31, 2025, Federated MDT had assets under management of approximately $30.6 billion.

Portfolio Managers:

Daniel J. Mahr, CFA, Damien Zhang, CFA, Frederick L. Konopka, CFA, and John Paul Lewicke have been portfolio managers of the Fund since September 2026.

Daniel J. Mahr, CFA, joined Federated MDT’s Investment Team in 2002 and has been a Portfolio Manager since August 2008. As Head of Federated MDT, he is responsible for overseeing the Investment Team as it relates to the ongoing design, development and implementation of the investment model. He received his A.B. in Computer Science from Harvard College and his S.M. in Computer Science from Harvard University.

Damien Zhang, CFA, joined Federated MDT’s Investment Team in 2009 and has been a Portfolio Manager since August 2018. As Head of Federated MDT Research, he is responsible for day-to-day management of the Investment Team as it relates to the ongoing design, development and implementation of the investment model. He received his A.B. in Economics from Princeton University.

Frederick L. Konopka, CFA, joined Federated MDT’s Investment Team in 1997 and has been a Portfolio Manager since August 2008. As Portfolio and Trading Manager, he is responsible for the ongoing implementation of the investment model including trading impact evaluation and implementation. He received his A.B. in Mathematics from Dartmouth College and his M.S. with a concentration in Information Technology and Finance from the MIT Sloan School of Management.

John Paul Lewicke joined Federated MDT’s Investment Team in 2007 and has been a Portfolio Manager since September 2014. As Research Manager, he is responsible for the ongoing evaluation and enhancement of the investment model, including software code design and development. He received his A.B. in Mathematics and Computer Science from Dartmouth College.

SIMG

SIMG, 111 Center Street, Suite 2110, Little Rock, Arkansas 72201, serves as a Sub-adviser to the Small/Mid Cap Value Fund under a sub-advisory agreement with the Adviser on behalf of the Small/Mid Cap Value Fund. SIMG is registered as an investment adviser with the SEC and was founded in 2005. As of June 30, 2026, SIMG had assets under management of approximately $9.55 billion.

Portfolio Manager:

Ryan Crane, CFA, has been portfolio manager of the Fund since September 2026. Mr. Crane is Chief Investment Officer of SIMG and has served as the Lead Portfolio Manager for all of SIMG’s strategies since inception in 2004. Mr. Crane initially managed strategies on behalf of Stephens Inc. before SIMG was established as a separate entity in 2005. Before joining SIMG, Mr. Crane had been at AIM Capital Management since 1994, where he was a Senior Portfolio Manager and the team leader for the small/mid-cap growth complex.

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